MORGAN STANLEY NEXT GENERATION TRUST
LETTER TO THE SHAREHOLDERS o JULY 31, 2002

DEAR SHAREHOLDER:

During the 12-month period ended July 31, 2002, economic uncertainty, fear of terrorism and geopolitical conflicts all weighed heavily upon the U.S. equity markets. However, the issue of greatest concern to investors seemed to be a crisis in corporate-accounting practices and corporate governance. Accounting irregularities at companies such as Enron and WorldCom had a tremendous spillover effect, as investors regarded with extreme suspicion companies whose accounting practices appeared to be even remotely questionable or complex. As the number of corporate scandals and bankruptcies increased, investor sentiment deteriorated markedly.

The economic picture seemed to improve during the period, within both the manufacturing and retail sectors, but the pace of the recovery was more muted than many had hoped for. In addition, many businesses remained cautious and were reluctant to increase capital spending.

Despite notable strength in the equity markets during the fourth quarter of 2001, equity valuations had fallen significantly in a large number of areas by the end of July. These included some areas that had once been considered safe havens. By the end of the reporting period, investors were still looking for a positive catalyst to reverse this market weakness.


PERFORMANCE AND PORTFOLIO STRATEGY
For the 12-month period ended July 31, 2002, Morgan Stanley Next Generation Trust's Class A, B, C and D shares posted total returns of -19.48 percent, -20.03 percent, -20.03 percent and -19.27 percent, respectively. For the same period, the return of the Standard & Poor's 500 Index (S&P 500) was -23.61 percent. The performance of the Fund's four share classes varies because each has different expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. The accompanying chart compares the performance of the Fund to that of the S&P 500.

During this difficult market environment, the Fund was able to outperform its benchmark primarily as a result of its consumer-related holdings. Consumer discretionary was the largest sector in the Fund's portfolio, and the biggest contributor to performance. The sector is broadly diversified, and strong performance came within such areas as gaming, restaurants, entertainment and leisure, and education. Consumer staples, homebuilding, and auto and transportation stocks were also sources of positive performance. Within each of these consumer-related areas we were able to identify a number of companies with strong niche positions, positive free cash flow and compelling business momentum - all characteristics that we found particularly appealing in an uncertain economic and market environment. During the reporting period, we increased the Fund's exposure to both consumer discretionary and consumer staples.

MORGAN STANLEY NEXT GENERATION TRUST
LETTER TO THE SHAREHOLDERS o JULY 31, 2002 CONTINUED

The Fund's technology exposure detracted from overall performance. Technology was the Fund's second largest sector weighting, although we reduced the portfolio's exposure there significantly during the period. Within technology most of our focus was on software and semiconductor stocks. Software has been hamstrung by sluggish spending on information-technology, while semiconductor stocks have been negatively affected by concerns about a slowdown in personal computer sales. We have maintained positions in technology holdings that we believe have strong long-term prospects, reasonable valuations and are positioned to benefit when businesses resume technology-related spending.

Health care was the Fund's third-largest sector weighting. During the period, we benefited from owning a mix of both aggressive-growth holdings, such as biotechnology, and more-stable growth names, including hospital and health-care services, diagnostic testing, and medical equipment. At the end of the reporting period, consumer discretionary, technology, and health-care issues accounted for roughly 71 percent of the Fund's holdings.


LOOKING AHEAD
We believe the current spate of disclosure disasters will likely lead to a purge that could ultimately be healthy for the equity markets. In our view, once the constant stream of negative news dissipates, investors will be able to regain confidence in the integrity and competency of company managements. Further, the economy is starting to show signs of improvement, and while recoveries do not occur in a straight line we believe that this economic recovery will, at some point, take hold.

We continue to focus on in-depth company research, and have positioned the portfolio toward a mix of companies that we believe have more predictable and relatively more stable prospects, as well as cyclical stocks that, in our view, could be expected to perform well during an economic recovery.

We appreciate your ongoing support of Morgan Stanley Next Generation Trust and look forward to continuing to serve your investment needs.


Very truly yours,
[GRAPHIC OMITTED]                       [GRAPHIC OMITTED]

Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

MORGAN STANLEY NEXT GENERATION TRUST
ANNUAL HOUSEHOLDING NOTICE o JULY 31, 2002 CONTINUED

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

MORGAN STANLEY NEXT GENERATION TRUST
FUND PERFORMANCE o JULY 31, 2002

[GRAPHIC OMITTED]

GROWTH OF $10,000
($ in Thousands)

Date                  Class A      Class B    Class C      Class D      S&P 500

November 25, 1999     $9,475       $10,000    $10,000      $10,000      $10,000
January 31, 2000      $9,103       $9,591     $9,591       $9,610       $9,882
April 30, 2000        $9,189       $9,871     $9,671       $9,710       $10,302
July 31, 2000         $8,638       $9,070     $9,070       $9,129       $10,178
October 31, 2000      $8,116       $8,510     $8,510       $8,588       $10,195
January 31, 2001      $7,588       $7,909     $7,909       $8,007       $9,772
April 30, 2001        $8,749       $7,038     $7,038       $7,145       $8,965
July 31, 2001         $6,237       $6,497     $6,457       $6,604       $8,718
October 31, 2001      $5,278       $5,496     $5,496       $5,592       $7,658
January 31, 2002      $8,085       $8,317     $6,317       $6,454       $8,195
April 30, 2002        $6,237       $8,457     $8,457       $6,604       $7,834
July 31, 2002         $5,022(3)    $5,040(3)  $5,196(3)    $5,331(3)    $6,660

               -- Class A    -- Class B  -- Class C   -- Class D  -- S&P 500 (4)

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.


           AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED JULY 31, 2002
--------------------------------------------------------------------------------


                           CLASS A SHARES*
----------------------------------------------------------------------
1 Year                         (19.48)%(1)         (23.71)%(2)
Since Inception (11/26/99)     (21.11)%(1)         (22.68)%(2)


                           CLASS C SHARES+
----------------------------------------------------------------------
1 Year                         (20.03)%(1)         (20.83)%(2)
Since Inception (11/26/99)     (21.69)%(1)         (21.69)%(2)



                           CLASS B SHARES**
----------------------------------------------------------------------
1 Year                         (20.03)%(1)         (24.03)%(2)
Since Inception (11/26/99)     (21.69)%(1)         (22.58)%(2)


                         CLASS D SHARES[+/+]
---------------------------------------------------
1 Year                         (19.27)%(1)
Since Inception (11/26/99)     (20.94)%(1)


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on July 31, 2002.
(4) The Standard and Poor's 500 Index (S&P 500) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++    Class D has no sales charge.

MORGAN STANLEY NEXT GENERATION TRUST
PORTFOLIO OF INVESTMENTS o JULY 31, 2002




      NUMBER OF
       SHARES                                                       VALUE
--------------------                                        --------------------
                       COMMON STOCKS (98.1%)
                       Advertising/Marketing Services (2.3%)
     6,025             Lamar Advertising Co.* ...........   $   190,269
    13,200             R.H. Donnelley Corp.* ............       316,140
                                                            -----------
                                                                506,409
                                                            -----------
                       Aerospace & Defense (0.9%)
     1,600             Alliant Techsystems, Inc.* .......        98,240
     3,075             Raytheon Co. .....................       100,183
                                                            -----------
                                                                198,423
                                                            -----------
                       Air Freight/Couriers (0.2%)
     1,750             Expeditors International of
                       Washington, Inc. .................        51,625
                                                            -----------
                       Apparel/Footwear (1.0%)
     9,200             Coach, Inc.* .....................       209,760
                                                            -----------
                       Apparel/Footwear Retail (2.8%)
     8,375             Abercrombie & Fitch Co.
                       (Class A)* .......................       189,275
    12,325             Limited Brands, Inc. .............       221,480
     5,525             Ross Stores, Inc. ................       208,071
                                                            -----------
                                                                618,826
                                                            -----------
                       Auto Parts: O.E.M. (0.8%)
     7,975             ArvinMeritor, Inc. ...............       168,751
                                                            -----------
                       Biotechnology (4.2%)
     3,850             Biogen, Inc.* ....................       138,484
     4,875             Celgene Corp.* ...................        83,704
    10,025             Gilead Sciences, Inc.* ...........       305,462
     4,925             IDEC Pharmaceuticals Corp.*              219,606
     3,250             MedImmune, Inc.* .................        96,655
     5,050             Millennium Pharmaceuticals,
                       Inc.* ............................        62,721
                                                            -----------
                                                                906,632
                                                            -----------
                       Broadcasting (3.8%)
    19,750             Radio One, Inc. (Class D)* .......       276,500
     9,250             Univision Communications,
                       Inc. (Class A)* ..................       264,457
     9,300             Westwood One, Inc.* ..............       295,275
                                                            -----------
                                                                836,232
                                                            -----------


      NUMBER OF
       SHARES                                                       VALUE
--------------------                                        --------------------
                       Casino/Gaming (3.8%)
    20,200             GTECH Holdings Corp.* ............   $   402,990
    19,900             Park Place Entertainment
                       Corp.* ...........................       182,682
    14,750             Penn National Gaming, Inc.* ......       230,100
                                                            -----------
                                                                815,772
                                                            -----------
                       Catalog/Specialty Distribution (0.7%)
     7,025             J. Jill Group Inc.* ..............       156,657
                                                            -----------
                       Chemicals: Specialty (1.0%)
     4,600             Albemarle Corp. ..................       135,976
     1,625             OM Group, Inc. ...................        74,425
                                                            -----------
                                                                210,401
                                                            -----------
                       Computer Communications (2.0%)
     8,184             Brocade Communications
                       Systems, Inc.* ...................       153,450
     6,494             Emulex Corp.* ....................       150,401
    13,000             Extreme Networks, Inc.* ..........       135,200
                                                            -----------
                                                                439,051
                                                            -----------
                       Computer Peripherals (1.4%)
     4,089             QLogic Corp.* ....................       166,627
    10,300             Storage Technology Corp.* ........       146,260
                                                            -----------
                                                                312,887
                                                            -----------
                       Contract Drilling (1.0%)
     9,825             GlobalSantaFe Corp. ..............       221,455
                                                            -----------
                       Data Processing Services (1.9%)
     2,775             Affiliated Computer Services,
                       Inc. (Class A)* ..................       130,369
     7,300             Bisys Group, Inc. (The)* .........       168,630
     3,000             First Data Corp. .................       104,850
                                                            -----------
                                                                403,849
                                                            -----------
                       Discount Stores (3.2%)
     5,875             BJ's Wholesale Club, Inc.* .......       206,506
    12,600             Dollar General Corp. .............       216,216
     5,250             Dollar Tree Stores, Inc.* ........       163,782
     3,750             Fred's, Inc. .....................       110,437
                                                            -----------
                                                                696,941
                                                            -----------

                       See Notes to Financial Statements

MORGAN STANLEY NEXT GENERATION TRUST
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 CONTINUED




      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         -------------------
                       Electronic Components (1.2%)
     4,050             Jabil Circuit, Inc.* ..............   $    72,049
    13,600             SanDisk Corp.* ....................       195,840
                                                             -----------
                                                                 267,889
                                                             -----------
                       Electronic Production Equipment (1.8%)
     7,125             Celestica, Inc.* ..................       152,831
     3,625             KLA-Tencor Corp.* .................       142,789
     3,425             Novellus Systems, Inc.* ...........        92,441
                                                             -----------
                                                                 388,061
                                                             -----------
                       Finance/Rental/Leasing (2.3%)
     4,000             SLM Corp. .........................       364,000
       375             White Mountains Insurance
                       Group, Inc. .......................       127,500
                                                             -----------
                                                                 491,500
                                                             -----------
                       Financial Publishing/Services (3.0%)
    12,775             Interactive Data Corp. ............       167,225
     5,250             Moody's Corp. .....................       260,400
     9,875             SunGard Data Systems Inc.* ........       231,569
                                                             -----------
                                                                 659,194
                                                             -----------
                       Food: Meat/Fish/Dairy (2.5%)
     8,050             Dreyer's Grand Ice Cream,
                       Inc. ..............................       539,028
                                                             -----------
                       Food: Specialty/Candy (2.4%)
     4,850             Hershey Foods Corp. ...............       380,531
     3,300             J & J Snack Foods* ................       131,835
                                                             -----------
                                                                 512,366
                                                             -----------
                       Home Building (1.6%)
     1,200             NVR, Inc.* ........................       346,200
                                                             -----------
                       Home Furnishings (2.1%)
    11,950             Furniture Brands International,
                       Inc.* .............................       303,530
     3,134             Mohawk Industries, Inc.* ..........       148,865
                                                             -----------
                                                                 452,395
                                                             -----------
                       Hospital/Nursing Management (1.9%)
     2,612             Tenet Healthcare Corp.* ...........       124,462
     7,275             Triad Hospitals, Inc.* ............       290,854
                                                             -----------
                                                                 415,316
                                                             -----------


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                          ------------------
                       Hotels/Resorts/Cruiselines (4.2%)
    14,375             Carnival Corp. ....................   $   380,937
     3,975             P & O Princess Crusies PLC
                       (ADR) (United Kingdom) ............       108,915
    16,875             Starwood Hotels & Resorts
                       Worldwide, Inc. ...................       433,687
                                                             -----------
                                                                 923,539
                                                             -----------
                       Household/Personal Care (0.3%)
     1,300             Alberto-Culver Co. (Class B) ......        61,763
                                                             -----------
                       Insurance Brokers/Services (1.1%)
     2,733             ChoicePoint Inc.* .................       114,485
     3,650             Willis Group Holdings Ltd.* .......       115,486
                                                             -----------
                                                                 229,971
                                                             -----------
                       Internet Software/Services (0.4%)
    56,475             Vignette Corp.* ...................        80,194
                                                             -----------
                       Investment Managers (0.6%)
     2,725             Affiliated Managers Group,
                       Inc.* .............................       128,674
                                                             -----------
                       Managed Health Care (0.8%)
     4,200             Oxford Health Plans, Inc.* ........       180,684
                                                             -----------
                       Medical Distributors (1.4%)
     4,425             AmerisourceBergen Corp. ...........       296,431
                                                             -----------
                       Medical Specialties (2.7%)
     7,500             Varian Medical Systems, Inc.*             313,500
     7,100             Zimmer Holdings, Inc.* ............       264,333
                                                             -----------
                                                                 577,833
                                                             -----------
                       Miscellaneous Commercial
                       Services (0.8%)
     6,550             Sabre Holdings Corp.* .............       173,706
                                                             -----------
                       Motor Vehicles (0.7%)
     3,300             Harley-Davidson, Inc. .............       156,288
                                                             -----------
                       Movies/Entertainment (2.4%)
    16,550             Cedar Fair, L.P. ..................       378,167
     7,250             Regal Entertainment Group
                       (Class A)* ........................       143,333
                                                             -----------
                                                                 521,500
                                                             -----------

                       See Notes to Financial Statements

MORGAN STANLEY NEXT GENERATION TRUST
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 CONTINUED




      NUMBER OF
       SHARES                                                         VALUE
--------------------                                            ----------------
                       Oil & Gas Production (1.5%)
    31,275             PetroQuest Energy, Inc.* ...........   $   120,096
     8,375             Pioneer Natural Resources
                       Co.* ...............................       202,759
                                                              -----------
                                                                  322,855
                                                              -----------
                       Oilfield Services/Equipment (1.9%)
    12,975             BJ Services Co.* ...................       413,773
                                                              -----------
                       Other Consumer Services (4.1%)
     2,850             Apollo Group, Inc. (Class A)* ......       111,863
     6,400             Career Education Corp.* ............       282,496
     6,400             Education Management
                       Corp.* .............................       255,424
     5,350             Weight Watchers International,
                       Inc.* ..............................       233,528
                                                              -----------
                                                                  883,311
                                                              -----------
                       Packaged Software (3.6%)
     6,300             Adobe Systems, Inc. ................       150,948
     4,889             Intuit Inc.* .......................       215,018
     4,200             Mercury Interactive Corp.* .........       107,604
     3,250             Symantec Corp.* ....................       109,005
    10,700             TIBCO Software, Inc.* ..............        57,994
     8,250             VERITAS Software Corp.* ............       138,848
                                                              -----------
                                                                  779,417
                                                              -----------
                       Personnel Services (0.8%)
     5,825             AMN Healthcare Services,
                       Inc.* ..............................       165,721
                                                              -----------
                       Pharmaceuticals: Other (1.1%)
     2,950             Forest Laboratories, Inc.* .........       228,537
                                                              -----------
                       Publishing: Newspapers (0.5%)
     2,100             Media General, Inc. (Class A) ......       106,638
                                                              -----------
                       Recreational Products (3.9%)
     2,800             Activision, Inc.* ..................        80,416
     5,400             Electronic Arts Inc.* ..............       324,972
     3,050             International Game
                       Technology* ........................       177,663
    13,750             Mattel, Inc. .......................       258,638
                                                              -----------
                                                                  841,689
                                                              -----------
                       Regional Banks (0.3%)
     1,425             Commerce Bancorp, Inc. .............        65,864
                                                              -----------


      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          ------------------
                       Restaurants (5.8%)
     8,600             AFC Enterprises, Inc.* .............   $   233,490
     4,000             CBRL Group, Inc. ...................       119,680
    12,200             Jack in the Box, Inc.* .............       337,940
     3,650             P.F. Chang's China Bistro,
                       Inc.* ..............................       113,953
     3,725             Sonic Corp.* .......................       104,598
     5,600             Wendy's International, Inc. ........       206,024
     4,900             Yum! Brands, Inc.* .................       151,410
                                                              -----------
                                                                1,267,095
                                                              -----------
                       Savings Banks (0.5%)
     3,500             Charter One Financial, Inc. ........       118,720
                                                              -----------
                       Semiconductors (2.7%)
    12,325             Altera Corp.* ......................       145,805
     3,575             Broadcom Corp. (Class A)* ..........        67,067
    28,629             Conexant Systems, Inc.* ............        58,117
     5,050             Integrated Device Technology,
                       Inc.* ..............................        64,640
     7,550             Intersil Corp. (Class A)* ..........       164,515
     5,149             Micrel, Inc.* ......................        59,059
     2,800             NVIDIA Corp.* ......................        30,996
                                                              -----------
                                                                  590,199
                                                              -----------
                       Services to the Health
                       Industry (1.1%)
     1,850             Express Scripts, Inc.
                       (Class A)* .........................        96,200
     1,850             Laboratory Corp. of America
                       Holdings* ..........................        63,455
     1,200             Quest Diagnostics Inc.* ............        72,468
                                                              -----------
                                                                  232,123
                                                              -----------
                       Specialty Stores (1.3%)
     6,100             Kirkland's, Inc.* ..................        65,148
     2,250             Tractor Supply Company* ............       134,505
     3,450             Williams-Sonoma, Inc.* .............        78,488
                                                              -----------
                                                                  278,141
                                                              -----------
                       Specialty Telecommunications (1.0%)
     4,600             Commonwealth Telephone
                       Enterprises, Inc.* .................       177,974
    14,100             Crown Castle International
                       Corp.* .............................        32,430
                                                              -----------
                                                                  210,404
                                                              -----------

                       See Notes to Financial Statements

MORGAN STANLEY NEXT GENERATION TRUST
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 CONTINUED


 NUMBER OF
   SHARES                                               VALUE
-----------                                        --------------
              Telecommunication Equipment (1.7%)
  10,950      CIENA Corp.* .....................   $    44,129
   5,100      Harris Corp. .....................       163,761
  42,850      Nortel Networks Corp.
              (Canada)* ........................        41,565
   7,100      RF Micro Devices, Inc.* ..........        47,286
  14,525      Tellabs, Inc.* ...................        83,228
                                                   -----------
                                                       379,969
                                                   -----------
              Tobacco (0.7%)
   5,875      Loews Corp. - Carolina Group             145,113
                                                   -----------
              Wireless Telecommunications (0.4%)
  16,200      Nextel Communications, Inc.
              (Class A)* .......................        92,826
                                                   -----------


TOTAL COMMON STOCKS
(Cost $22,268,391) (a).........    98.1%        21,278,598
OTHER ASSETS IN EXCESS OF
LIABILITIES ...................     1.9            410,989
                                  -----         ----------
NET ASSETS ....................   100.0%       $21,689,587
                                  =====        ===========

---------------------------
ADR   American Depository Receipt.
 *    Non-income producing security.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,582,772 and the aggregate gross unrealized depreciation is $2,572,565, resulting in net unrealized depreciation of $989,793.


                       See Notes to Financial Statements

MORGAN STANLEY NEXT GENERATION TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2002



ASSETS:
Investments in securities, at value
 (cost $22,268,391)...............................................    $  21,278,598
Cash .............................................................           83,719
Receivable for:
  Investments sold ...............................................          846,835
  Dividends ......................................................            7,851
  Foreign withholding taxes reclaimed ............................            5,281
  Shares of beneficial interest sold .............................            3,231
Prepaid expenses and other assets ................................            8,727
Receivable from affiliate ........................................          103,621
                                                                      -------------
  TOTAL ASSETS ...................................................       22,337,863
                                                                      -------------
LIABILITIES:
Payable for:
  Investments purchased ..........................................          453,327
  Shares of beneficial interest redeemed .........................           75,565
  Distribution fee ...............................................           17,376
Accrued expenses and other payables ..............................          102,008
                                                                      -------------
  TOTAL LIABILITIES ..............................................          648,276
                                                                      -------------
  NET ASSETS .....................................................    $  21,689,587
                                                                      =============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..................................................    $  46,831,654
Net unrealized depreciation ......................................         (989,515)
Accumulated net investment loss ..................................             (480)
Accumulated net realized loss ....................................      (24,152,072)
                                                                      -------------
  NET ASSETS .....................................................    $  21,689,587
                                                                      =============
CLASS A SHARES:
Net Assets .......................................................    $   1,345,242
Shares Outstanding (unlimited authorized, $.01 par value).........          254,274
  NET ASSET VALUE PER SHARE ......................................    $        5.29
                                                                      =============
  MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 5.54% of net asset value) ................    $        5.58
                                                                      =============
CLASS B SHARES:
Net Assets .......................................................    $  15,738,535
Shares Outstanding (unlimited authorized, $.01 par value).........        3,033,014
  NET ASSET VALUE PER SHARE ......................................    $        5.19
                                                                      =============
CLASS C SHARES:
Net Assets .......................................................    $   2,357,478
Shares Outstanding (unlimited authorized, $.01 par value).........          454,353
  NET ASSET VALUE PER SHARE ......................................    $        5.19
                                                                      =============
CLASS D SHARES:
Net Assets .......................................................    $   2,248,332
Shares Outstanding (unlimited authorized, $.01 par value).........          422,917
  NET ASSET VALUE PER SHARE ......................................    $        5.32
                                                                      =============


                       See Notes to Financial Statements

MORGAN STANLEY NEXT GENERATION TRUST
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
For the year ended July 31, 2002



NET INVESTMENT LOSS:
INCOME
Dividends .....................................    $    102,567
Interest ......................................          12,088
                                                   ------------
  TOTAL INCOME ................................         114,655
                                                   ------------
EXPENSES
Investment management fee .....................         219,074
Distribution fee (Class A shares) .............           4,084
Distribution fee (Class B shares) .............         211,754
Distribution fee (Class C shares) .............          29,532
Transfer agent fees and expenses ..............         169,547
Shareholder reports and notices ...............          62,826
Registration fees .............................          50,852
Professional fees .............................          48,932
Custodian fees ................................          35,596
Trustees' fees and expenses ...................          12,052
Other .........................................           9,542
                                                   ------------
  TOTAL EXPENSES ..............................         853,791
Less: amounts waived/reimbursed ...............        (165,746)
                                                   ------------
  NET EXPENSES ................................         688,045
                                                   ------------
  NET INVESTMENT LOSS .........................        (573,390)
                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss .............................      (4,809,639)
Net change in unrealized depreciation .........        (544,751)
                                                   ------------
  NET LOSS ....................................      (5,354,390)
                                                   ------------
NET DECREASE ..................................    $ (5,927,780)
                                                   ============


                       See Notes to Financial Statements

MORGAN STANLEY NEXT GENERATION TRUST
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS




                                                                                     FOR THE YEAR      FOR THE YEAR
                                                                                        ENDED              ENDED
                                                                                    JULY 31, 2002      JULY 31, 2001
                                                                                   ---------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ............................................................    $    (573,390)    $    (914,743)
Net realized loss ..............................................................       (4,809,639)      (11,098,826)
Net change in unrealized depreciation ..........................................         (544,751)       (3,140,300)
                                                                                    -------------     -------------
  NET DECREASE .................................................................       (5,927,780)      (15,153,869)
Net decrease from transactions in shares of beneficial interest ................       (7,882,826)      (10,228,975)
                                                                                    -------------     -------------
  NET DECREASE .................................................................      (13,810,606)      (25,382,844)
NET ASSETS:
Beginning of period ............................................................       35,500,193        60,883,037
                                                                                    -------------     -------------
END OF PERIOD
(Including accumulated net investment losses of $480 and $226, respectively)....    $  21,689,587     $  35,500,193
                                                                                    =============     =============


                       See Notes to Financial Statements

MORGAN STANLEY NEXT GENERATION TRUST
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Next Generation Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of companies which manufacture products or provide services for children, teenagers and/or young adults. The Fund was organized as a Massachusetts business trust on July 8, 1999 and commenced operations on November 26, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY NEXT GENERATION TRUST
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 CONTINUED

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY NEXT GENERATION TRUST
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 CONTINUED

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

For the period May 1, 2002 through April 30, 2003, or until the Fund attains $50 million of net assets, whichever occurs first, the Investment Manager has agreed to waive its fee and assume all operating expenses (except for distribution fees). At July 31, 2002, included in the Statement of Assets and Liabilities are receivables from an affiliate, which represent expense reimbursements due to the Fund.


3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled approximately $5,784,614 at July 31, 2002.

MORGAN STANLEY NEXT GENERATION TRUST
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 CONTINUED

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.97%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $120,740 and $324, respectively and received approximately $6,704 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2002 aggregated $47,481,339 and $56,316,136, respectively.

For the year ended July 31, 2002, the Fund incurred brokerage commissions of $6,934, with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.


5. FEDERAL INCOME TAX STATUS
At July 31, 2002, the Fund had a net capital loss carryover of approximately $23,009,000 of which $7,490,000 will be available through July 31, 2009 and $15,519,000 will be available through July 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $622,000 during fiscal 2002.

As of July 31, 2002, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $573,616, accumulated net realized loss was credited $480 and accumulated net investment loss was credited $573,136.

MORGAN STANLEY NEXT GENERATION TRUST
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 CONTINUED

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:





                                              FOR THE YEAR                     FOR THE YEAR
                                                 ENDED                            ENDED
                                             JULY 31, 2002                    JULY 31, 2001
                                    -------------------------------- --------------------------------
                                         SHARES          AMOUNT           SHARES          AMOUNT
                                    --------------- ---------------- --------------- ----------------
CLASS A SHARES
Sold ..............................        51,304    $     318,323          46,123    $     349,495
Redeemed ..........................      (100,753)        (622,944)       (127,667)        (998,955)
                                         --------    -------------        --------    -------------
Net decrease - Class A ............       (49,449)        (304,621)        (81,544)        (649,460)
                                         --------    -------------        --------    -------------
CLASS B SHARES
Sold ..............................     1,213,071        6,815,292         604,700        4,699,463
Redeemed ..........................    (2,192,466)     (12,557,346)     (2,180,728)     (16,962,047)
                                       ----------    -------------      ----------    -------------
Net decrease - Class B ............      (979,395)      (5,742,054)     (1,576,028)     (12,262,584)
                                       ----------    -------------      ----------    -------------
CLASS C SHARES
Sold ..............................        32,577          195,830         168,490        1,104,165
Redeemed ..........................      (131,005)        (779,248)       (357,574)      (2,503,337)
                                       ----------    -------------      ----------    -------------
Net decrease - Class C ............       (98,428)        (583,418)       (189,084)      (1,399,172)
                                       ----------    -------------      ----------    -------------
CLASS D SHARES
Sold ..............................       304,912        1,728,680         798,140        5,589,753
Redeemed ..........................      (469,467)      (2,981,413)       (213,174)      (1,507,512)
                                       ----------    -------------      ----------    -------------
Net increase (decrease) - Class D .      (164,555)      (1,252,733)        584,966        4,082,241
                                       ----------    -------------      ----------    -------------
Net decrease in Fund ..............    (1,291,827)   $  (7,882,826)     (1,261,690)   $ (10,228,975)
                                       ==========    =============      ==========    =============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At July 31, 2002, there were no outstanding forward contracts.

MORGAN STANLEY NEXT GENERATION TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                                                                 FOR THE PERIOD
                                                          FOR THE YEAR        FOR THE YEAR     NOVEMBER 26, 1999*
                                                             ENDED               ENDED              THROUGH
                                                         JULY 31, 2002       JULY 31, 2001       JULY 31, 2000
                                                      -------------------   ---------------   -------------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............         $  6.57           $  9.10               $ 10.00
                                                            -------           -------               -------
Loss from investment operations:
 Net investment loss[+/+] .........................           (0.08)            (0.11)                (0.05)
 Net realized and unrealized loss .................           (1.20)            (2.42)                (0.83)
                                                            -------           -------               -------
Total loss from investment operations .............           (1.28)            (2.53)                (0.88)
                                                            -------           -------               -------
Less dividends from net investment income .........              -                 -                  (0.02)
                                                            -------           -------               -------
Net asset value, end of period ....................         $  5.29           $  6.57               $  9.10
                                                            =======           =======               =======
TOTAL RETURN+  ....................................          (19.48)%          (27.80)%               (8.83)%(1)
RATIOS TO AVERAGE NET ASSETS(3):
Expenses ..........................................            1.76 %(4)         1.97 %                1.70 %(2)
Net investment loss ...............................           (1.36)%(4)        (1.37)%               (0.75)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........         $ 1,345           $ 1,995                $3,506
Portfolio turnover rate ...........................             166 %             278 %                  40 %(1)

------------
*    Commencement of operations.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3 Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Investment Manager had not assumed all expenses and waived its management fee for the period May 1, 2002 through July 31, 2002, the ratios of expenses and net investment loss would have been 2.32% and (1.92)%, respectively.


                       See Notes to Financial Statements

MORGAN STANLEY NEXT GENERATION TRUST
FINANCIAL HIGHLIGHTS CONTINUED


                                                                                                 FOR THE PERIOD
                                                          FOR THE YEAR        FOR THE YEAR     NOVEMBER 26, 1999*
                                                             ENDED               ENDED              THROUGH
                                                         JULY 31, 2002       JULY 31, 2001       JULY 31, 2000
                                                      -------------------   ---------------   -------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............         $  6.49           $  9.06           $ 10.00
                                                            ---------         -------           -------
Loss from investment operations:
 Net investment loss[+/+] .........................           (0.13)            (0.16)            (0.10)
 Net realized and unrealized loss .................           (1.17)            (2.41)            (0.83)
                                                            ---------         -------           -------
Total loss from investment operations .............           (1.30)            (2.57)            (0.93)
                                                            ---------         -------           -------
Less dividends from net investment income .........               -                 -             (0.01)
                                                            ---------         -------           -------
Net asset value, end of period ....................         $  5.19           $  6.49           $  9.06
                                                            =========         =======           =======
TOTAL RETURN+ .....................................          (20.03)%          (28.37)%           (9.30)%(1)
RATIOS TO AVERAGE NET ASSETS(3):
Expenses ..........................................            2.52 %(4)         2.73 %            2.45 %(2)
Net investment loss ...............................           (2.12)%(4)        (2.13)%           (1.50)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........          15,739           $26,045           $50,633
Portfolio turnover rate ...........................             166 %             278 %              40 %(1)

------------
*    Commencement of operations.
[+/+]The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Investment Manager had not assumed all expenses and waived its management fee for the period May 1, 2002 through July 31, 2002, the ratios of expenses and net investment loss would have been 3.08% and (2.68)%, respectively.


                       See Notes to Financial Statements

MORGAN STANLEY NEXT GENERATION TRUST
FINANCIAL HIGHLIGHTS CONTINUED


                                                                                                 FOR THE PERIOD
                                                          FOR THE YEAR        FOR THE YEAR     NOVEMBER 26, 1999*
                                                             ENDED               ENDED              THROUGH
                                                         JULY 31, 2002       JULY 31, 2001       JULY 31, 2000
                                                      -------------------   ---------------   -------------------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period. .............         $  6.49           $  9.06              $ 10.00
                                                            -------           -------              -------
Loss from investment operations:
 Net investment loss[+/+]..........................           (0.12)            (0.16)                (0.10)
 Net realized and unrealized loss .................           (1.18)            (2.41)                (0.83)
                                                            -------           -------               -------
Total loss from investment operations. ............           (1.30)            (2.57)                (0.93)
                                                            -------           -------               -------
Less dividends from net investment income .........               -                 -                 (0.01)
                                                            -------           -------              -------
Net asset value, end of period. ...................         $  5.19           $  6.49               $  9.06
                                                            =======           =======               =======
TOTAL RETURN+......................................          (20.03)%          (28.37)%               (9.30)%(1)
Ratios to Average Net Assets(3):
Expenses ..........................................            2.49 %(4)         2.73 %                2.45 %(2)
Net investment loss ...............................           (2.09)%(4)        (2.13)%               (1.50)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........          $2,357           $ 3,588                $6,722
Portfolio turnover rate ...........................             166 %             278 %                  40 %(1)

------------
*     Commencement of operations.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Investment Manager had not assumed all expenses and waived its management fee for the period May 1, 2002 through July 31, 2002, the ratios of expenses and net investment loss would have been 3.05% and (2.65)%, respectively.


                       See Notes to Financial Statements

MORGAN STANLEY NEXT GENERATION TRUST
FINANCIAL HIGHLIGHTS CONTINUED


                                                                                                 FOR THE PERIOD
                                                          FOR THE YEAR        FOR THE YEAR     NOVEMBER 26, 1999*
                                                             ENDED               ENDED              THROUGH
                                                         JULY 31, 2002       JULY 31, 2001       JULY 31, 2000
                                                      -------------------   ---------------   -------------------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............         $  6.59           $  9.11               $ 10.00
                                                            -------           -------               -------
Loss from investment operations:
 Net investment loss[+/+] .........................           (0.08)            (0.10)                (0.04)
 Net realized and unrealized loss .................           (1.19)            (2.42)                (0.83)
                                                            -------           -------               -------
Total loss from investment operations .............           (1.27)            (2.52)                (0.87)
                                                            -------           -------               -------
Less dividends from net investment income .........              -                 -                  (0.02)
                                                            -------           -------               -------
Net asset value, end of period ....................         $  5.32           $  6.59               $  9.11
                                                            =======           =======               =======
TOTAL RETURN+ .....................................          (19.27)%          (27.66)%               (8.71)%(1)
RATIOS TO AVERAGE NET ASSETS(3):
Expenses ..........................................            1.52 %(4)         1.73 %                1.45 %(2)
Net investment loss ...............................           (1.12)%(4)        (1.13)%               (0.50)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........         $ 2,248           $ 3,872                $   23
Portfolio turnover rate ...........................             166 %             278 %                  40 %(1)

------------
*      Commencement of operations.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Investment Manager had not assumed all expenses and waived its management fee for the period May 1, 2002 through July 31, 2002, the ratios of expenses and net investment loss would have been 2.08% and (1.68)%, respectively.


                       See Notes to Financial Statements

MORGAN STANLEY NEXT GENERATION TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY NEXT GENERATION TRUST:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Next Generation Trust (the "Fund"), including the portfolio of investments, as of July 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Next Generation Trust as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
September 12, 2002

MORGAN STANLEY NEXT GENERATION TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:



                                                         TERM OF
                                                       OFFICE AND
                                       POSITION(S)      LENGTH OF
       NAME, AGE AND ADDRESS OF         HELD WITH         TIME
         INDEPENDENT TRUSTEE            REGISTRANT       SERVED*
------------------------------------- ------------- ----------------
Michael Bozic (61)                    Trustee       Trustee since
c/o Mayer, Brown, Rowe & Maw                        April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Trustee       Trustee since
c/o Summit Ventures LLC                             January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (68)                  Trustee       Trustee since
c/o Mayer, Brown, Rowe & Maw                        September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                                                                                            FUND
                                                                                           COMPLEX
       NAME, AGE AND ADDRESS OF                                                           OVERSEEN
         INDEPENDENT TRUSTEE             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
------------------------------------- ------------------------------------------------ --------------
Michael Bozic (61)                    Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly Vice Chairman of Kmart Corporation
1675 Broadway                         (December 1998-October 2000), Chairman and
New York, NY                          Chief Executive Officer of Levitz Furniture
                                      Corporation (November 1995-November 1998)
                                      and President and Chief Executive Officer of
                                      Hills Department Stores (May 1991-July 1995);
                                      formerly variously Chairman, Chief Executive
                                      Officer, President and Chief Operating Officer
                                      (1987-1991) of the Sears Merchandise Group
                                      of Sears, Roebuck & Co.

Edwin J. Garn (69)                    Director or Trustee of the Morgan Stanley        129
c/o Summit Ventures LLC               Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                    and Chairman, Senate Banking Committee
Salt Lake City, UT                    (1980-1986); formerly Mayor of Salt Lake City,
                                      Utah (1971-1974); formerly Astronaut, Space
                                      Shuttle Discovery (April 12-19, 1985); Vice
                                      Chairman, Huntsman Corporation (chemical
                                      company); member of the Utah Regional
                                      Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly associated with the Allstate
1675 Broadway                         Companies (1966-1994), most recently as
New York, NY                          Chairman of The Allstate Corporation
                                      (March 1993-December 1994) and Chairman
                                      and Chief Executive Officer of its wholly-owned
                                      subsidiary, Allstate Insurance Company
                                      (July 1989-December 1994).



       NAME, AGE AND ADDRESS OF
         INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------- ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of the
                                      board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw          mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.

MORGAN STANLEY NEXT GENERATION TRUST
TRUSTEE AND OFFICER INFORMATION CONTINUED


                                                          TERM OF
                                                         OFFICE AND
                                         POSITION(S)     LENGTH OF
        NAME, AGE AND ADDRESS OF          HELD WITH         TIME
          INDEPENDENT TRUSTEE             REGISTRANT      SERVED*
--------------------------------------- ------------- ---------------
Dr. Manuel H. Johnson (53)              Trustee       Trustee since
c/o Johnson Smick International, Inc.                 July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (66)                  Trustee       Trustee since
c/o Triumph Capital, L.P.                             July 1991
237 Park Avenue
New York, NY



                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                                                                              FUND
                                                                                             COMPLEX
        NAME, AGE AND ADDRESS OF                                                            OVERSEEN
          INDEPENDENT TRUSTEE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
--------------------------------------- ------------------------------------------------ --------------
Dr. Manuel H. Johnson (53)              Chairman of the Audit Committee and Director     129
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.           TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                        Smick International, Inc., a consulting firm;
                                        Co-Chairman and a founder of the Group of
                                        Seven Council (G7C), an international economic
                                        commission; formerly Vice Chairman of the
                                        Board of Governors of the Federal Reserve
                                        System and Assistant Secretary of the U.S.
                                        Treasury.

Michael E. Nugent (66)                  Chairman of the Insurance Committee and          207
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
237 Park Avenue                         Funds and the TCW/DW Term Trusts; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).



        NAME, AGE AND ADDRESS OF
          INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (66)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

MORGAN STANLEY NEXT GENERATION TRUST
TRUSTEE AND OFFICER INFORMATION CONTINUED

INTERESTED TRUSTEES:





                                                           TERM OF
                                                          OFFICE AND
                                     POSITION(S)          LENGTH OF
   NAME, AGE AND ADDRESS OF           HELD WITH              TIME
      INTERESTED TRUSTEE              REGISTRANT           SERVED*
------------------------------ ----------------------- ---------------
Charles A. Fiumefreddo (69)    Chairman and Director   Trustee since
c/o Morgan Stanley Trust       or Trustee              July 1991
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          Trustee                 Trustee since
c/o Morgan Stanley Trust                               June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Trustee                 Trustee since
1585 Broadway                                          April 1994
New York, NY



                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                                                                                      FUND
                                                                                     COMPLEX
   NAME, AGE AND ADDRESS OF                                                         OVERSEEN
      INTERESTED TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     BY TRUSTEE**
------------------------------ ------------------------------------------------- --------------
Charles A. Fiumefreddo (69)    Chairman and Director or Trustee of the           129
c/o Morgan Stanley Trust       Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,   Trusts; formerly Chairman, Chief Executive
Plaza Two,                     Officer and Director of the Investment Manager,
Jersey City, NJ                the Distributor and Morgan Stanley Services,
                               Executive Vice President and Director of
                               Morgan Stanley DW, Chairman and Director of
                               the Transfer Agent, and Director and/or officer
                               of various Morgan Stanley subsidiaries (until
                               June 1998) and Chief Executive Officer of the
                               Morgan Stanley Funds and the TCW/DW Term
                               Trusts (until September 2002).

James F. Higgins (54)          Senior Advisor of Morgan Stanley (since           129
c/o Morgan Stanley Trust       August 2000); Director of the Distributor and
Harborside Financial Center,   Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                     the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                Term Trusts (since June 2000); previously
                               President and Chief Operating Officer of the
                               Private Client Group of Morgan Stanley
                               (May 1999-August 2000), President and Chief
                               Operating Officer of Individual Securities of
                               Morgan Stanley (February 1997-May 1999).

Philip J. Purcell (58)         Director or Trustee of the Morgan Stanley         129
1585 Broadway                  Funds and the TCW/DW Term Trusts; Chairman
New York, NY                   of the Board of Directors and Chief Executive
                               Officer of Morgan Stanley and Morgan Stanley
                               DW; Director of the Distributor; Chairman of the
                               Board of Directors and Chief Executive Officer
                               of Novus Credit Services Inc.; Director and/or
                               officer of various Morgan Stanley subsidiaries.



   NAME, AGE AND ADDRESS OF
      INTERESTED TRUSTEE            OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (69)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------
 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

MORGAN STANLEY NEXT GENERATION TRUST
TRUSTEE AND OFFICER INFORMATION CONTINUED

OFFICERS:





                                                       TERM OF
                                                      OFFICE AND
                                  POSITION(S)         LENGTH OF
   NAME, AGE AND ADDRESS OF        HELD WITH             TIME
      EXECUTIVE OFFICER            REGISTRANT          SERVED*
----------------------------- ------------------- -----------------
Mitchell M. Merin (48)        President and       President since
1221 Avenue of the Americas   Chief Executive     May 1999 and
New York, NY                  Officer             Chief Executive
                                                  Officer since
                                                  September
                                                  2002

Barry Fink (47)               Vice President,     Vice President,
1221 Avenue of the Americas   Secretary and       Secretary
New York, NY                  General Counsel     and General
                                                  Counsel since
                                                  February 1997

Thomas F. Caloia (56)         Treasurer           Treasurer since
c/o Morgan Stanley Trust                          April 1989
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)        Vice President      Since October
1221 Avenue of the Americas                       1998
New York, NY

Joseph J. McAlinden (59)      Vice President      Since July 1995
1221 Avenue of the Americas
New York, NY

Francis Smith (37)            Vice President      Since
c/o Morgan Stanley Trust      and Chief           September
Harborside Financial Center   Financial Officer   2002
Plaza Two,
Jersey City, NJ


Mitchell M. Merin (48)         President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas    Investment Management (since December 1998); President, Director
New York, NY                   (since April 1997) and Chief Executive Officer (since June 1998)
                               of the Investment Manager and Morgan Stanley Service; Chairman,
                               Chief Executive Officer and Director of the Distributor (since
                               June 1998); Chairman (since June 1998) and Director (since
                               January 1998) of the Transfer Agent; Director of various Morgan
                               Stanley subsidiaries; President (since May 1999) and Chief
                               Executive Officer (since 2002) of the Morgan Stanley Funds and
                               TCW/DW Term Trust; Trustee of various Van Kampen investment companies (since December 1999); previously Chief Strategic
                               Officer of the Investment Manager and Morgan Stanley Services and
                               Executive Vice President of the Distributor (April 1997-June
                               1998), Vice President of the Morgan Stanley Funds (May 1997-April
                               1999), and Executive Vice President of Morgan Stanley.

Barry Fink (47)                General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas    December 2000) of Morgan Stanley Investment Management; Managing
New York, NY                   Director (since December 2000), and Secretary and General Counsel
                               (since February 1997) and Director (since July 1998) of the
                               Investment Manager and Morgan Stanley Services; Assistant
                               Secretary of Morgan Stanley DW; Vice President, Secretary and
                               General Counsel of the Morgan Stanley Funds and TCW/DW Term
                               Trusts (since February 1997); Vice President and Secretary of the
                               Distributor; previously, Senior Vice President, Assistant
                               Secretary and Assistant General Counsel of the Investment
                               Manager, the Distributor and Morgan Stanley Services.

Thomas F. Caloia (56)          First Vice President and Assistant Treasurer of the Investment
c/o Morgan Stanley Trust       Manager, the Distributor and Morgan Stanley Services; Treasurer
Harborside Financial Center,   of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)         Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas    (since February 1999) of the Investment Manager and Morgan
New York, NY                   Stanley Services and Chief Executive Officer and Director of the
                               Transfer Agent; previously Managing Director of the TCW Group
                               Inc.

Joseph J. McAlinden (59)       Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas    Manager, Morgan Stanley Investment Management Inc. and Morgan
New York, NY                   Stanley Investments LP; Director of the Transfer Agent; Chief
                               Investment Officer of the Van Kampen Funds.

Francis Smith (37)             Vice President and Chief Officer of the Morgan Stanley Funds and
c/o Morgan Stanley Trust       the TCW/DW Term Trusts (since September 2002); Executive Director
Harborside Financial Center    of the Investment Manager Stanley Services (since December 2001).
Plaza Two,                     Formerly, Vice President of the Investment Manager and Morgan
Jersey City, NJ                Stanley Services (August 2000-November 2001), Senior Manager at
                               PricewaterhouseCoopers LLP (January 1998-August 2000) and
                               Associate--Funds Administration at BlackRock Financial Management
                               (July 1996-December 1997).

------------
 * Each Officer serves an indefinite term, until his or her successor is elected.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Adivsors Inc.
1221 Avenue of the Americas
New York, NY 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus.
The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.
Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC, Morgan Stanley Funds are distributed by Morgan Stanley Distributiors Inc.

Morgan Stanley Distributors Inc., member NASD.

Morgan Stanley [LOGO]

Morgan Stanley [LOGO]

[GRAPHIC OMITTED]

Morgan Stanley
Next Generation Trust

Annual Report
July 31, 2002

36181RPT-7920H02-ANP-8/02